Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of the minimum regulatory capital required and the actual amounts of capital maintained
Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$384,736	$1,231,361	$846,625	320%
Lion Futures Limited	384,736	1,241,548	856,812	323%
Lion Asset Management Limited	12,825	53,199	40,374	415%
BC Wealth Management Limited	12,825	285,086	272,261	2223%
Lion International Financial (Singapore) Pte. Ltd.	739,694	1,073,516	333,822	145%
Lion Broker Limited (Cayman)(1)	5,821,258	19,632,458	13,811,200	337%
Total	$7,356,074	$23,517,168	$16,161,094	320%